Rule 497(e)

Registration Nos. 333-146827 and 811-22135

Innovator ETFs Trust

(the “Trust”)

Innovator 20+ Year Treasury Bond 5 Floor ETFTM – July

(the “Fund”)

Supplement to the Fund’s Prospectus and Summary Prospectus

Dated March 1, 2021

April 30, 2021

IMPORTANT INFORMATION RELATING TO A CHANGE TO THE FUND’S OUTCOME PERIOD AND NAME

As described in detail in the Fund’s prospectus, an investment in shares of the Fund is subject to pre-determined investment outcomes over an outcome period (an “Outcome Period”), with the current Outcome Period for the Fund ending June 30, 2021. Commencing July 1, 2021, the Fund will establish successive Outcome Periods with a duration of three months. As a result, the next Outcome Period commencing July 1, 2021 will end on September 30, 2021. Following the next Outcome Period, each successive Outcome Period will begin on the day the prior Outcome Period concludes and will end in three months.

You should refer to the new prospectus (“New Prospectus”) for the Fund for a more complete discussion of the Fund and the change in the Outcome Period. Please note that the New Prospectus reflecting the changes for the Fund is not yet effective and that the information in this supplement may be changed at any time prior to the next Outcome Period. A Preliminary Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission (“SEC”), which reflects the changes contemplated herein, and is publicly available on the SEC’s website. You may obtain copies of the Fund’s Prospectus and Statement of Additional of Information free of charge, upon request, by calling (800) 208-5212 or visiting the Fund’s website, www.innovatoretfs.com, which also provides information relating to an investment in the Fund on a daily basis.

Additionally, the Fund will change its name to reflect the update to a quarterly Outcome Period as follows:

Innovator 20+ Year Treasury Bond 5 Floor ETFTM – Quarterly

Please Keep This Supplement With Your Prospectus For Future Reference